Transactions and Balances with Related Parties	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Abstract]
Transactions and Balances with Related Parties
Note 20. Transactions and Balances with Related Parties
SUN Corporation, the Company’s primary shareholder is also a reseller of the Company in the Japanese market.
A.Transactions with SUN Corporation

	Year Ended December 31,
	2025	2024	2023
Revenues	$5,836	$4,851	$4,061
B.Balances with SUN Corporation

	December 31, 2025	December 31, 2024
Trade receivables	$20	$897